ACQUISITION AND DISPOSITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITION AND DISPOSITIONS
ACQUISITION AND DISPOSITIONS

3.ACQUISITION AND DISPOSITIONS

Merger With Enventis

On October 16, 2014, we completed our merger with Enventis and acquired all the issued and outstanding shares of Enventis in exchange for shares of our common stock.  As a result, Enventis became a wholly-owned subsidiary of the Company.  Enventis is an advanced communications provider, which services business and residential customers primarily in the upper Midwest.  The Enventis fiber network spans more than 4,200 route miles across Minnesota and into Iowa, North Dakota, South Dakota and Wisconsin.  The acquisition reflects our strategy to diversify revenue and cash flows amongst multiple products and to expand our network to new markets.

At the effective time of the merger, each share of common stock, no par value, of Enventis owned immediately prior to the effective time of the merger converted into and became the right to receive 0.7402 shares of common stock, par value of $0.01 per share, of our common stock plus cash in lieu of fractional shares, as set forth in the merger agreement.  Based on the closing price of our common stock of $25.40 per share on the date preceding the merger, the total value of the purchase consideration exchanged was $257.7 million, excluding the repayment of Enventis’ outstanding debt of $149.9 million.  On the date of the merger, we issued an aggregate total of 10.1 million shares of our common stock to the former Enventis shareholders.

The acquisition was accounted for in accordance with the acquisition method of accounting for business combinations.  The tangible and intangible assets acquired and liabilities assumed were recorded at their estimated fair values as of the date of the acquisition. The results of operations of Enventis have been reported in our consolidated financial statements as of the effective date of the acquisition.  For the period of October 16, 2014 through December 31, 2014, Enventis contributed operating revenues of $37.6 million and a net loss of $1.4 million, which included $5.7 million in acquisition related costs.  Included in acquisition related costs as of December 31, 2014, are various change in control payments and other contingent payments to certain Enventis employees and directors that were triggered upon the closing of the Enventis acquisition or shortly thereafter.  The estimated cash payments under these agreements will be approximately $4.7 million and are expected to be paid in the second quarter of 2015.

The preliminary estimated fair value of the tangible and intangible assets acquired and liabilities assumed are as follows:

(In thousands)
Cash and cash equivalents	$10,382
Accounts receivable	37,399
Other current assets	15,961
Property, plant and equipment	284,709
Intangible assets	26,600
Other long-term assets	3,162

Total assets acquired	378,213

Current liabilities	40,552
Pension and other post-retirement obligations	13,852
Deferred income taxes	74,628
Other long-term liabilities	2,766

Total liabilities assumed	131,798

Net fair value of assets acquired	246,415
Goodwill	161,184

Total consideration transferred	$407,599

The fair values of the assets acquired and liabilities assumed are based on a preliminary valuation, which is subject to change within the measurement period as additional information is obtained.  Upon completion of the final fair value assessment, the fair values of the net assets acquired may differ from the preliminary assessment. We are in the process of finalizing the valuation of the net assets acquired, most notably, the valuation of property, plant and equipment, intangible assets, pension and other post retirement obligations and deferred income taxes. Any changes to the initial estimates of the fair value of the assets acquired and liabilities assumed will be recorded to those assets and liabilities and residual amounts will be allocated to goodwill.

Goodwill recognized from the acquisition primarily relates to the expected contributions of the entity to the overall corporate strategy in addition to synergies and acquired workforce.  Goodwill is not deductible for income tax purposes. See Note 1 for additional information regarding the evaluation of goodwill.

The preliminary identifiable intangible assets acquired include customer relationships of $19.6 million, tradenames of $1.4 million and non-compete agreements of $5.6 million. The identifiable intangible assets are amortized using the straight-line method over their estimated useful lives, which is five to nine years for customer relationships, depending on the nature of the customer, five years for non-compete agreements and two years for tradenames.

The fair value of the identifiable assets acquired and liabilities assumed have been revised to reflect certain adjustments to the preliminary fair value assessments previously reported.  These adjustments resulted in an increase in property, plant and equipment of $2.1 million, intangible assets of $6.0 million, pension and other post-retirement obligations of $6.3 million and deferred income taxes of $0.6 million. The net impact of the adjustments increased net assets acquired and reduced goodwill by $1.2 million.  The adjustments have been retrospectively applied on the balance sheet as of the acquisition date.  There was no material impact to amounts previously reported in the statement of income as a result of these adjustments.

In connection with the opening balance sheet adjustment for the post-retirement obligation discussed above, we determined certain changes to the plan should be recognized as a post-acquisition event. As a result, the valuation of the post-retirement obligation was revised to appropriately reflect the changes in the plan provisions as a result of the acquisition.  These changes resulted in a decrease to the pension and other post-retirement liability of $6.3 million, an increase in deferred income tax of $2.4 million and a decrease in accumulated other comprehensive loss of $3.9 million which have been reflected in the revised consolidated balance sheet at December 31, 2014 and the consolidated statement of comprehensive income (loss) for the year December 31, 2014.  The impact of the change to the results of operations was not material.

Unaudited Pro Forma Results

The following unaudited pro forma information presents our results of operations as if the acquisition of Enventis occurred on January 1, 2013.  The adjustments to arrive at the pro forma information below included: additional depreciation and amortization expense for the fair value increases to property, plant and equipment and intangible assets acquired; increase in interest expense to reflect the additional debt entered into to finance a portion of the acquisition; and the exclusion of certain acquisition related costs.  Shares used to calculate the basic and diluted earnings per share were adjusted to reflect the additional shares of common stock issued to fund a portion of the acquisition price.

	Year Ended December 31,
(Unaudited; in thousands, except per share amounts)	2014	2013
Operating revenues	$790,745	$790,777
Income from operations	$104,674	$103,178
Net income from continuing operations	$18,648	$24,288
Less: net income attributable to noncontrolling interest	321	330

Net income attributable to common stockholders	$18,327	$23,958

Net income per common share - basic and diluted	$0.37	$0.48

Transaction costs related to the acquisition of Enventis were $11.5 million during the year ended December 31, 2014, which are included in acquisition and other transaction costs in the consolidated statements of income.  These costs are considered to be non-recurring in nature and therefore have been excluded from the pro forma results of operations.

The pro forma information does not purport to present the actual results that would have resulted if the acquisition had in fact occurred at the beginning of the fiscal periods presented, nor does the information project results for any future period. The pro forma information does not include the impact of any future cost savings or synergies that may be achieved as a result of the acquisition.

Merger With SureWest Communications

On July 2, 2012, we completed the merger with SureWest, which resulted in the acquisition of 100% of all the outstanding shares of SureWest for $23.00 per share in a cash and stock transaction.  The total purchase price of $550.8 million consisted of cash and assumed debt of $402.4 million and 9,965,983 shares of the Company’s common stock valued at the Company’s opening stock price on July 2, 2012 of $14.89, which totaled $148.4 million. We acquired SureWest to provide additional diversification of our revenues and cash flows.

Subsequent to the merger, the financial results of SureWest operations have been included in our consolidated statements of income. SureWest contributed $133.1 million in net revenues and recorded net income of $2.5 million for the period of July 2, 2012 through December 31, 2012, which included $9.5 million in acquisition related costs.

Discontinued Operations

In September 2013, we completed the sale of the assets and contractual rights of our prison services business for a total cash purchase price of $2.5 million, which included the settlement of any pending legal matters.  The financial results of the operations for prison services have been reported as a discontinued operation in our consolidated financial statements for the years ended on or before December 31, 2013.

The following table summarizes the financial information for the prison services operations for the years ended December 31, 2013 and 2012:

(In thousands)	2013	2012
Operating revenues	$5,622	$25,580
Operating expenses including depreciation and amortization	5,883	23,599

Income (loss) from operations	(261)	1,981
Income tax expense (benefit)	(105)	775

Income (loss) from discontinued operations	$(156)	$1,206

Gain on sale of discontinued operations, net of tax of $887	$1,333	$—